Note 10 - Intangible Assets - 10Q	3 Months Ended
Mar. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]

NOTE 10. INTANGIBLE ASSETS

The adjusted carrying basis of its intangible assets was $155,000 at March 31, 2013, which will be fully amortized in the quarter ended June 30, 2013. Amortization of the Company’s intangible asset amounted to $310,000 during the six month period ended March 31, 2013 and 2012.